Stock-based compensation (Details 2) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Additional Stock-based Award Information under Restricted Stock Units Activity
Stock-based compensation expense, before tax (in dollars)	$ 283	$ 254	$ 231
Income tax benefit corresponding to stock-based compensation expense	87	79	73
Unrecognized compensation cost related to nonvested stock-based compensation awards (in dollars)	$ 215
Term of amortization of unrecognized compensation cost over weighted-average remaining requisite service periods (in years)	1 year 9 months
Cash tax benefits realized from stock awards exercised	$ 68	$ 253	$ 127
Tax benefit recordable in APIC on reduction of future income taxes payable	$ 21
Exercise Price Range 22.17 To 57.85
Exercise Prices Stock Options/SARs outstanding and exercisable
Exercise Price Range, Minimum (in dollars per share)	$ 22.17
Exercise Price Range, Maximum (in dollars per share)	57.85
Exercise Price Range 63.04 To 73.20
Exercise Prices Stock Options/SARs outstanding and exercisable
Exercise Price Range, Minimum (in dollars per share)	63.04
Exercise Price Range, Maximum (in dollars per share)	73.20
Exercise Price Range 83.00 To 86.77
Exercise Prices Stock Options/SARs outstanding and exercisable
Exercise Price Range, Minimum (in dollars per share)	83.00
Exercise Price Range, Maximum (in dollars per share)	86.77
Exercise Price Range 88.51 To 96.31
Exercise Prices Stock Options/SARs outstanding and exercisable
Exercise Price Range, Minimum (in dollars per share)	88.51
Exercise Price Range, Maximum (in dollars per share)	96.31
Exercise Price Range 102.13 To 110.09
Exercise Prices Stock Options/SARs outstanding and exercisable
Exercise Price Range, Minimum (in dollars per share)	102.13
Exercise Price Range, Maximum (in dollars per share)	$ 110.09
Stock Options and Stock Appreciation Rights (SARs)
Stock Options/SARs outstanding and exercisable
Number of stock awards outstanding at end of the period (in shares)	38,338,525
Weighted Average Exercise Price (in dollars per share)	$ 77.84
Aggregate Intrinsic Value outstanding	$ 206
Number of stock awards exercisable at end of the period (in shares)	24,807,381
Weighted Average Exercise Price (in dollars per share)	$ 72.26
Aggregate Intrinsic Value exercisable	$ 206
Additional Stock-based Award Information under Stock Option and Stock Appreciation Rights
Weighted-average fair value per share of stock awards granted (in dollars per share)	$ 23.61	$ 29.52	$ 28.34
Intrinsic value of stock awards exercised	$ 93	$ 649	$ 312
Fair value of stock awards vested	155	108	167
Cash received from stock awards exercised	$ 59	$ 259	$ 152
Stock Options and Stock Appreciation Rights (SARs) | Exercise Price Range 22.17 To 57.85
Stock Options/SARs outstanding and exercisable
Number of stock awards outstanding at end of the period (in shares)	8,293,122
Weighted Average Remaining Contractual Life outstanding (in years)	3 years 9 months 15 days
Weighted Average Exercise Price (in dollars per share)	$ 44.29
Aggregate Intrinsic Value outstanding	$ 196
Number of stock awards exercisable at end of the period (in shares)	8,293,122
Weighted-Average Remaining Contractual Life exercisable (in years)	3 years 9 months 15 days
Weighted Average Exercise Price (in dollars per share)	$ 44.29
Aggregate Intrinsic Value exercisable	$ 196
Stock Options and Stock Appreciation Rights (SARs) | Exercise Price Range 63.04 To 73.20
Stock Options/SARs outstanding and exercisable
Number of stock awards outstanding at end of the period (in shares)	7,876,270
Weighted Average Remaining Contractual Life outstanding (in years)	1 year 1 month 25 days
Weighted Average Exercise Price (in dollars per share)	$ 70.12
Aggregate Intrinsic Value outstanding	$ 10
Number of stock awards exercisable at end of the period (in shares)	7,876,270
Weighted-Average Remaining Contractual Life exercisable (in years)	1 year 1 month 25 days
Weighted Average Exercise Price (in dollars per share)	$ 70.12
Aggregate Intrinsic Value exercisable	$ 10
Stock Options and Stock Appreciation Rights (SARs) | Exercise Price Range 83.00 To 86.77
Stock Options/SARs outstanding and exercisable
Number of stock awards outstanding at end of the period (in shares)	7,433,988
Weighted Average Remaining Contractual Life outstanding (in years)	9 years 29 days
Weighted Average Exercise Price (in dollars per share)	$ 83.05
Aggregate Intrinsic Value outstanding	$ 0
Number of stock awards exercisable at end of the period (in shares)	520,547
Weighted-Average Remaining Contractual Life exercisable (in years)	9 years 2 months 6 days
Weighted Average Exercise Price (in dollars per share)	$ 83.00
Aggregate Intrinsic Value exercisable	$ 0
Stock Options and Stock Appreciation Rights (SARs) | Exercise Price Range 88.51 To 96.31
Stock Options/SARs outstanding and exercisable
Number of stock awards outstanding at end of the period (in shares)	8,872,548
Weighted Average Remaining Contractual Life outstanding (in years)	7 years 5 months 26 days
Weighted Average Exercise Price (in dollars per share)	$ 92.88
Aggregate Intrinsic Value outstanding	$ 0
Number of stock awards exercisable at end of the period (in shares)	2,254,845
Weighted-Average Remaining Contractual Life exercisable (in years)	6 years 9 months 12 days
Weighted Average Exercise Price (in dollars per share)	$ 91.53
Aggregate Intrinsic Value exercisable	$ 0
Stock Options and Stock Appreciation Rights (SARs) | Exercise Price Range 102.13 To 110.09
Stock Options/SARs outstanding and exercisable
Number of stock awards outstanding at end of the period (in shares)	5,862,597
Weighted Average Remaining Contractual Life outstanding (in years)	5 years 8 months 15 days
Weighted Average Exercise Price (in dollars per share)	$ 106.31
Aggregate Intrinsic Value outstanding	$ 0
Number of stock awards exercisable at end of the period (in shares)	5,862,597
Weighted-Average Remaining Contractual Life exercisable (in years)	5 years 8 months 15 days
Weighted Average Exercise Price (in dollars per share)	$ 106.31
Aggregate Intrinsic Value exercisable	$ 0
Restricted Stock Units (RSUs)
Additional Stock-based Award Information under Restricted Stock Units Activity
Weighted-average fair value per share of stock awards granted	$ 77.55	$ 89.18	$ 84.05
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 109	$ 106	$ 117
Outstanding at end of year (in shares)	4,330,513	4,084,136
Weighted average remaining contractual life (in years)	1 year 2 months
Performance Restricted Stock Units (PRSUs)
Additional Stock-based Award Information under Restricted Stock Units Activity
Weighted-average fair value per share of stock awards granted	$ 77.47	$ 0.00	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 0	$ 0	$ 0
Outstanding at end of year (in shares)	132,068	0
Weighted average remaining contractual life (in years)	2 years